UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22052

Realty Funds, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550 New York, New York			10170
(Address of principal executive offices)			(Zip code)

Anthony F. Dudzinski Realty Funds, Inc. 420 Lexington Avenue Suite 2550 New York, New York 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 986-7900

Date of fiscal year end:	July 31, 2008

Date of reporting period:	January 31, 2008

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Adelante Shares RE ClassicsTM Exchange-Traded Fund

Adelante Shares RE GrowthTM Exchange-Traded Fund

Adelante Shares RE KingsTM Exchange-Traded Fund

Adelante Shares RE ShelterTM Exchange-Traded Fund

Adelante Shares RE ValueTM Exchange-Traded Fund

Adelante Shares RE Yield PlusTM Exchange-Traded Fund

Adelante Shares RE CompositeTM Exchange-Traded Fund

SEMI-ANNUAL REPORT

January 31, 2008
(Unaudited)

Realty Funds, Inc.

TO OUR SHAREHOLDERS:

It is with pleasure that we present the first Semi-Annual Report on the Realty Funds, Inc., an investment company with seven exchange-traded funds, offering shares known as Adelante SharesTM (the "Adelante SharesTM RE ETFs"). This report covers the period from the launch of the seven funds on NYSE Arca, Inc. on September 28, 2007 through January 31, 2008.

The Underlying Indexes, designed by noted real estate investor Michael Torres, were crafted with earnings metrics, thereby seeking to provide investors with sharp tools to express a wealth of market views. The Adelante SharesTM RE ETFs were created to track these Underlying Indexes. Adelante SharesTM RE ETFs slice the real estate market into six investment characteristics — namely, value and growth, non-shelter and shelter, yield plus and low yield — plus a composite. Each themed Adelante SharesTM RE ETF is comprised of 25 securities, which include REITS (real estate investment trusts), REOCs (real estate operating companies), and other real estate securities.

We are also pleased to report the initial dividend distributions for the Adelante SharesTM RE ETFs. The following distributions (including capital gains) per share were paid December 31, 2007, to shareholders of record as of December 21, 2007:

Fund	Ticker	Total Distribution
ADELANTE SHARES RE CLASSICSTM ETF	ACK	$0.23138
ADELANTE SHARES RE GROWTHTM ETF	AGV	$0.24780
ADELANTE SHARES RE KINGSTM ETF	AKB	$0.17333
ADELANTE SHARES RE SHELTERTM ETF	AQS	$0.21287
ADELANTE SHARES RE VALUETM ETF	AVU	$0.28768
ADELANTE SHARES RE YIELD PLUSTM ETF	ATY	$0.19684
ADELANTE SHARES RE COMPOSITETM ETF	ACB	$0.19641

We believe this suite of Adelante SharesTM RE ETFs is unlike others in a market crowded with real estate funds and exchange-traded funds:

•  Adelante SharesTM RE ETFs are equal-weighted real estate exchange-traded funds, which means they behave differently than other real estate exchange-traded funds, regardless of overall market activity;

•  and, they are the only exchange-traded funds that provide discrete exposure to characteristic-based property investing.

Historically, REITs have been used to diversify portfolios and provide yield. They are uncorrelated with just about every asset class in the market, and because they are required to distribute 90% of their taxable income in dividends, they are often used as alternatives to utilities or bonds. The Adelante SharesTM RE ETFs allow investors to express a view of the real estate market — long or short — while seeking to avoid security specific risk.

While REITs lost ground in 2007, history suggests they will bounce back. In fact, so far this year, REITs are outperforming the broad market, according to the National Association of Real Estate Investment Trusts (NAREIT). From January 1, 2008 through January 31, 2008, the NAREIT All REIT Index was down 0.3%, according to NAREIT, while the NASDAQ 100 Index dipped 13.5%, and the S&P 500 Index was down 8.8%.

We look forward to a bright 2008, and we thank you for your support.

Very Truly Yours,

David W. Jaffin	Anthony F. Dudzinski

Chairman	President

Realty Funds, Inc.

PERFORMANCE SUMMARY

Adelante Shares RE ClassicsTM Exchange-Traded Fund (ACK)

Adelante Shares RE ClassicsTM Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on September 28, 2007, and seeks to track the performance, before fees and expenses, of the Adelante Shares RE Classics Index.

The Adelante Shares RE Classics Index is an index of U.S. and foreign securities of publicly-traded commercial real estate companies, consisting primarily of Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). To be included in this Index a company must be a non-shelter issuer (all commercial real estate sectors except multifamily, manufactured home or hotel/lodging) that is one of the 25 largest owners/managers of commercial real estate as measured by the greatest total square feet of commercial property under ownership or management reported by the issuer over the previous 12 months, calculated quarterly, in the universe of commercial real estate industry issuers. Certain exclusions apply for companies that would otherwise be included in the Index as discussed in the Fund's Prospectus.

Performance as of 1/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Adelante Shares RE ClassicsTM Index	Dow Jones Wilshire REIT Index
Since Inception[1]	-13.75%	-13.93%	-13.70%	-13.96%

1 Total returns are calculated based on the commencement of trading, 9/28/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance. The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through January 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Wilshire REIT Index is a float-adjusted market cap-weighted index that measures U.S. publicly traded REITs. It is a subset of the Dow Jones Wilshire Real Estate Securities Index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.adelanteshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.92%. XShares Advisors LLC has agreed to cap the expense ratio at 0.58% until at least 12/31/08.

Top Ten Holdings2 as of 1/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Liberty Property Trust	2,879	$92,444	4.3%
CBL & Associates Properties, Inc.	3,449	91,675	4.3%
Extra Space Storage, Inc.	5,996	90,780	4.2%
Mack-Cali Realty Corp.	2,531	89,901	4.2%
Brookfield Properties Corp. (Canada)	4,401	89,384	4.2%
Vornado Realty Trust	984	88,954	4.2%
HRPT Properties Trust	11,113	88,348	4.1%
Developers Diversified Realty Corp.	2,135	87,855	4.1%
Public Storage	1,113	87,092	4.1%
American Financial Realty Trust	10,578	87,057	4.1%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.adelanteshares.com.

Industry Breakdown 1/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Realty Funds, Inc.

PERFORMANCE SUMMARY

Adelante Shares RE GrowthTM Exchange-Traded Fund (AGV)

Adelante Shares RE Growth(TM) Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on September 28, 2007, and seeks to track the performance, before fees and expenses, of the Adelante Shares RE Growth Index.

The Adelante Shares RE Growth Index is an index of U.S. and foreign securities of publicly-traded commercial real estate companies, consisting primarily of Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Companies included in the Index must be one of the 25 issuers exhibiting the highest growth rates over the previous two years as measured by the issuer's reported quarterly "funds from operations", calculated on a year over year basis, in the universe of commercial real estate industry issuers. Certain exclusions apply for companies that would otherwise be included in the Index as discussed in the Fund's Prospectus.

Performance as of 1/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Adelante Shares RE ClassicsTM Index	Dow Jones Wilshire REIT Index
Since Inception[1]	-14.69%	-14.43%	-14.70%	-13.96%

1 Total returns are calculated based on the commencement of trading, 9/28/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance. The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through January 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Wilshire REIT Index is a float-adjusted market cap-weighted index that measures U.S. publicly traded REITs. It is a subset of the Dow Jones Wilshire Real Estate Securities Index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.adelanteshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.92%. XShares Advisors LLC has agreed to cap the expense ratio at 0.58% until at least 12/31/08.

Top Ten Holdings2 as of 1/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Medical Properties Trust, Inc.	8,558	$108,173	5.2%
Brookfield Properties Corp. (Canada)	4,426	89,892	4.3%
Education Realty Trust, Inc	7,599	89,516	4.3%
Entertainment Properties Trust	1,797	88,952	4.2%
Ventas, Inc.	1,997	88,267	4.2%
Hospitality Properties Trust	2,582	87,659	4.2%
Public Storage	1,119	87,562	4.2%
Winthrop Realty Trust	15,145	85,721	4.1%
ProLogis	1,421	84,336	4.0%
Corporate Office Properties Trust	2,632	84,302	4.0%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.adelanteshares.com.

Industry Breakdown 1/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Realty Funds, Inc.

PERFORMANCE SUMMARY

Adelante Shares RE KingsTM Exchange-Traded Fund (AKB)

Adelante Shares RE KingsTM Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on September 28, 2007, and seeks to track the performance, before fees and expenses, of the Adelante Shares RE Kings Index.

The Adelante Shares RE Kings Index is an index of U.S. and foreign securities of publicly-traded commercial real estate companies, consisting primarily of Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Companies included in the Index must be one of the 25 issuers with the lowest dividend payout ratios as measured by the issuers' reported quarterly cash dividends as a percentage of "funds from operations", calculated on a year over year basis, in the universe of commercial real estate industry issuers. Certain exclusions apply for companies that would otherwise be included in the Index as discussed in the Fund's Prospectus.

Performance as of 1/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Adelante Shares RE ClassicsTM Index	Dow Jones Wilshire REIT Index
Since Inception[1]	-14.24%	-13.91%	-14.16%	-13.96%

1 Total returns are calculated based on the commencement of trading, 9/28/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance. The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through January 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Wilshire REIT Index is a float-adjusted market cap-weighted index that measures U.S. publicly traded REITs. It is a subset of the Dow Jones Wilshire Real Estate Securities Index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.adelanteshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.92%. XShares Advisors LLC has agreed to cap the expense ratio at 0.58% until at least 12/31/08.

Top Ten Holdings2 as of 1/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
CBL & Associates Properties, Inc.	7,075	$188,053	4.4%
Brookfield Properties Corp. (Canada)	9,026	183,318	4.3%
Vornado Realty Trust	2,018	182,427	4.3%
Ventas, Inc.	4,073	180,027	4.2%
Public Storage	2,283	178,645	4.2%
Douglas Emmett, Inc.	7,536	172,198	4.1%
ProLogis	2,898	171,996	4.1%
Corporate Office Properties Trust	5,368	171,937	4.0%
Tanger Factory Outlet Centers, Inc.	4,541	170,605	4.0%
Simon Property Group, Inc.	1,950	170,294	4.0%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.adelanteshares.com.

Industry Breakdown 1/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Realty Funds, Inc.

PERFORMANCE SUMMARY

Adelante Shares RE ShelterTM Exchange-Traded Fund (AQS)

Adelante Shares RE Shelter(TM) Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on September 28, 2007, and seeks to track the performance, before fees and expenses, of the Adelante Shares RE Shelter Index.

The Adelante Shares RE Shelter Index is an index of U.S. and foreign securities of publicly-traded commercial real estate companies, consisting primarily of Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Companies included in the Index must be in the multifamily, manufactured home or hotel/lodging sector that are one of the 25 largest owners/managers of commercial real estate as measured by the number of shelter units (i.e. apartments or rooms) owned, operated or managed over the previous twelve months, calculated quarterly, in the universe of commercial real estate industry issuers. Certain exclusions apply for companies that would otherwise be included in the Index as discussed in the Fund's Prospectus.

Performance as of 1/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Adelante Shares RE ClassicsTM Index	Dow Jones Wilshire REIT Index
Since Inception[1]	-18.10%	-18.10%	-17.98%	-13.96%

1 Total returns are calculated based on the commencement of trading, 9/28/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance. The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through January 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Wilshire REIT Index is a float-adjusted market cap-weighted index that measures U.S. publicly traded REITs. It is a subset of the Dow Jones Wilshire Real Estate Securities Index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.adelanteshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.92%. XShares Advisors LLC has agreed to cap the expense ratio at 0.58% until at least 12/31/08.

Top Ten Holdings2 as of 1/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Colonial Properties Trust	3,765	$92,770	4.6%
UDR, Inc.	3,980	90,862	4.5%
Post Properties, Inc.	2,118	89,528	4.4%
Apartment Investment & Management Co., Class A	2,254	89,349	4.4%
Mid-America Apartment Communities, Inc.	1,896	86,856	4.3%
Marriott International, Inc., Class A	2,403	86,412	4.3%
Essex Property Trust, Inc.	827	85,685	4.2%
BRE Properties, Inc.	1,965	85,654	4.2%
Camden Property Trust	1,722	84,981	4.2%
Home Properties, Inc.	1,768	84,846	4.2%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.adelanteshares.com.

Industry Breakdown 1/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Realty Funds, Inc.

PERFORMANCE SUMMARY

Adelante Shares RE ValueTM Exchange-Traded Fund (AVU)

Adelante Shares RE Value(TM) Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on September 28, 2007, and seeks to track the performance, before fees and expenses, of the Adelante Shares RE Value Index.

The Adelante Shares RE Value Index is an index of U.S. and foreign securities of publicly-traded commercial real estate companies, consisting primarily of Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Companies included in the Index must be one of the 25 issuers exhibiting the lowest growth rates over the previous two years as measured by the issuer's reported quarterly "funds from operations", calculated on a year over year basis, in the universe of commercial real estate industry issuers. Certain exclusions apply for companies that would otherwise be included in the Index as discussed in the Fund's Prospectus.

Performance as of 1/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Adelante Shares RE ClassicsTM Index	Dow Jones Wilshire REIT Index
Since Inception[1]	-15.27%	-14.59%	-14.77%	-13.96%

1 Total returns are calculated based on the commencement of trading, 9/28/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance. The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through January 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Wilshire REIT Index is a float-adjusted market cap-weighted index that measures U.S. publicly traded REITs. It is a subset of the Dow Jones Wilshire Real Estate Securities Index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.adelanteshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.92%. XShares Advisors LLC has agreed to cap the expense ratio at 0.58% until at least 12/31/08.

Top Ten Holdings2 as of 1/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Colonial Properties Trust	3,849	$94,839	4.6%
CBL & Associates Properties, Inc.	3,352	89,095	4.3%
Liberty Property Trust	2,797	89,812	4.3%
Home Properties, Inc.	1,808	86,766	4.2%
Brandywine Realty Trust	4,579	86,315	4.2%
Developers Diversified Realty Corp.	2,075	85,386	4.2%
Camden Property Trust	1,760	86,856	4.1%
HRPT Properties Trust	10,798	85,844	4.1%
American Campus Communities, Inc.	2,963	85,483	4.1%
OMEGA Healthcare Investors, Inc.	5,133	84,695	4.1%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.adelanteshares.com.

Industry Breakdown 1/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Realty Funds, Inc.

PERFORMANCE SUMMARY

Adelante Shares RE Yield PlusTM Exchange-Traded Fund (ATY)

Adelante Shares RE Yield Plus(TM) Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on September 28, 2007, and seeks to track the performance, before fees and expenses, of the Adelante Shares RE Yield Plus Index.

The Adelante Shares RE Yield Plus Index is an index of U.S. and foreign securities of publicly-traded commercial real estate companies, consisting primarily of Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Companies included in the Index must be one of the 25 issuers whose 5-year compounded annual dividend growth rates exceed the U.S. Consumer Price Index (CPI) over the previous 60 months by the greatest amount, calculated quarterly, in the universe of commercial real estate industry issuers. Certain exclusions apply for companies that would otherwise be included in the Index as discussed in the Fund's Prospectus.

Performance as of 1/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Adelante Shares RE ClassicsTM Index	Dow Jones Wilshire REIT Index
Since Inception[1]	-13.12%	-15.30%	-12.97%	-13.96%

1 Total returns are calculated based on the commencement of trading, 9/28/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance. The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through January 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Wilshire REIT Index is a float-adjusted market cap-weighted index that measures U.S. publicly traded REITs. It is a subset of the Dow Jones Wilshire Real Estate Securities Index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.adelanteshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.92%. XShares Advisors LLC has agreed to cap the expense ratio at 0.58% until at least 12/31/08.

Top Ten Holdings2 as of 1/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Marcus Corp.	5,355	$94,837	4.4%
CBL & Associates Properties, Inc.	3,520	93,562	4.4%
Marriott International, Inc., Class A	2,581	92,813	4.3%
Brookfield Properties Corp. (Canada)	4,491	91,212	4.2%
Vornado Realty Trust	1,004	90,761	4.2%
Entertainment Properties Trust	1,824	90,289	4.2%
Developers Diversified Realty Corp.	2,179	89,666	4.2%
Ventas, Inc.	2,027	89,593	4.2%
LTC Properties, Inc.	3,363	87,606	4.1%
Simon Property Group, Inc.	971	86,788	4.0%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.adelanteshares.com.

Industry Breakdown 1/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Realty Funds, Inc.

PERFORMANCE SUMMARY

Adelante Shares RE CompositeTM Exchange-Traded Fund (ACB)

Adelante Shares RE Composite(TM) Exchange-Traded Fund commenced investment operations and began trading on NYSE Arca, Inc. ("NYSE Arca") on September 28, 2007, and seeks to track the performance, before fees and expenses, of the Adelante Shares RE Composite Index.

The Adelante Shares RE Composite Index is an index of U.S. and foreign securities of publicly-traded commercial real estate companies, consisting primarily of Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index consists of stocks taken from the six other underlying indexes (the Adelante Shares RE Classics, Adelante Shares RE Growth, Adelante Shares RE Kings, Adelante Shares RE Shelter, Adelante Shares RE Value, and Adelante Shares RE Yield Plus Indexes). The 8 largest companies by market capitalization from each other underlying index qualify for the Adelante Shares RE Composite Index. From the 48 companies that qualify, the 40 largest companies by market capitalization are included in the Index. Additional information concerning the selection criteria for the Adelante Shares RE Compose Index is included in the Fund's Prospectus.

Performance as of 1/31/08

Cumulative Total Return
	Net Asset Value	Market Price	Adelante Shares RE ClassicsTM Index	Dow Jones Wilshire REIT Index
Since Inception[1]	-16.49%	-16.54%	-16.31%	-13.96%

1 Total returns are calculated based on the commencement of trading, 9/28/07. The Fund is new and has only a very short performance history. The returns shown may not be illustrative of longer-term performance. The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from inception through January 31, 2008. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Wilshire REIT Index is a float-adjusted market cap-weighted index that measures U.S. publicly traded REITs. It is a subset of the Dow Jones Wilshire Real Estate Securities Index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.adelanteshares.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The total expense ratio in the most recent prospectus is estimated at 0.92%. XShares Advisors LLC has agreed to cap the expense ratio at 0.58% until at least 12/31/08.

Top Ten Holdings2 as of 1/31/08

Top Ten Equity Holdings
Description	Shares	Market Value	% of Net Assets
Colonial Properties Trust	2,402	$59,186	2.9%
UDR, Inc.	2,539	57,965	2.8%
Apartment Investment & Management Co., Class A	1,439	57,042	2.8%
Liberty Property Trust	1,746	56,064	2.7%
CBL & Associates Properties, Inc.	2,091	55,578	2.7%
Mid-America Apartment Communities, Inc.	1,210	55,430	2.7%
Marriott International, Inc., Class A	1,533	55,127	2.7%
Brookfield Properties Corp. (Canada)	2,668	54,187	2.6%
Camden Property Trust	1,098	54,186	2.6%
Home Properties, Inc.	1,128	54,133	2.6%

2 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.adelanteshares.com.

Industry Breakdown 1/31/08*

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

Realty Funds, Inc.

FEES AND EXPENSES (UNAUDITED)

As a shareholder of one or more of the various series of Realty Funds, Inc. (each, a "Fund"), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period (in this case, since inception) and held through the period ended January 31, 2008.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses (which is not the Funds' actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 28, 2007 (Commencement of Investment Operations)	Ending Account Value January 31, 2008	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) September 28, 2007 (Commencement of Investment Operations) to January 31, 2008
Adelante Shares RE ClassicsTM Exchange-Traded Fund
Actual	$1,000.00	$862.50	0.61%	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	0.61%	$3.12
Adelante Shares RE GrowthTM Exchange-Traded Fund
Actual	$1,000.00	$853.10	0.60%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.60%	$3.06
Adelante Shares RE KingsTM Exchange-Traded Fund
Actual	$1,000.00	$857.60	0.60%	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.60%	$3.04
Adelante Shares RE ShelterTM Exchange-Traded Fund
Actual	$1,000.00	$819.00	0.62%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.62%	$3.13
Adelante Shares RE ValueTM Exchange-Traded Fund
Actual	$1,000.00	$847.30	0.60%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.60%	$3.06

Realty Funds, Inc.

FEES AND EXPENSES (CONTINUED) (UNAUDITED)

	Beginning Account Value September 28, 2007 (Commencement of Investment Operations)	Ending Account Value January 31, 2008	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) September 28, 2007 (Commencement of Investment Operations) to January 31, 2008
Adelante Shares RE Yield PlusTM Exchange-Traded Fund
Actual	$1,000.00	$868.80	0.61%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	0.61%	$3.12
Adelante Shares RE CompositeTM Exchange-Traded Fund
Actual	$1,000.00	$835.10	0.60%	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.60%	$3.04

(1) XShares Advisors LLC ("XShares"), the advisor to the Funds, has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Net Annual Operating Expenses for shares of each Fund to 0.58% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least December 31, 2008. XShares is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by XShares if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by XShares.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 28, 2007 (commencement of investment operations) to January 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 126 days and then dividing the result by 366.

Realty Funds, Inc.

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE CLASSICSTM EXCHANGE-TRADED FUND

January 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.1%
DIVERSIFIED REITs—8.4%
Liberty Property Trust	2,879	$92,444
Vornado Realty Trust	984	88,954
Total Diversified REITs		181,398
INDUSTRIAL REITs—15.2%
AMB Property Corp.	1,514	76,608
DCT Industrial Trust, Inc.	8,761	82,967
First Industrial Realty Trust, Inc.	2,362	82,268
ProLogis	1,413	83,862
Total Industrial REITs		325,705
OFFICE REITs—27.2%
American Financial Realty Trust	10,578	87,057
Duke Realty Corp.	3,246	76,735
HRPT Properties Trust	11,113	88,348
Lexington Realty Trust	5,306	79,325
Mack-Cali Realty Corp.	2,531	89,901
Maguire Properties, Inc.	2,875	79,293
SL Green Realty Corp.	884	82,044
Total Office REITs		582,703
REAL ESTATE MANAGEMENT & DEVELOPMENT—7.8%
Brookfield Properties Corp. (Canada)	4,401	89,384
Forest City Enterprises, Inc., Class A	1,939	77,269
Total Real Estate Management & Development		166,653
RETAIL REITs—31.2%
CBL & Associates Properties, Inc.	3,449	91,675
Developers Diversified Realty Corp.	2,135	87,855
General Growth Properties, Inc.	2,077	75,852
Kimco Realty Corp.	2,283	81,754
Macerich (The) Co.	1,160	79,309
Regency Centers Corp.	1,299	79,798
Simon Property Group, Inc.	951	85,000
Weingarten Realty Investors	2,577	86,639
Total Retail REITs		667,882
SPECIALIZED REITs—8.3%
Extra Space Storage, Inc.	5,996	90,780
Public Storage	1,113	87,092
Total Specialized REITs		177,872
Total Investments—98.1% (Cost $2,491,065)		$2,102,213
Other assets less liabilities—1.9%		40,724
Net Assets—100.0%		$2,142,937

COUNTRY BREAKDOWN AS OF JANUARY 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$2,012,829	93.9%
Canada	89,384	4.2
Total Investments	2,102,213	98.1
Other assets less liabilities	40,724	1.9
Net Assets	$2,142,937	100.0%

See Notes to Financial Statements.

Realty Funds, Inc.

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE GROWTHTM EXCHANGE-TRADED FUND

January 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.0%
DIVERSIFIED REITs—11.7%
CapLease, Inc.	9,522	$77,223
PS Business Parks, Inc.	1,634	82,109
Winthrop Realty Trust	15,145	85,721
Total Diversified REITs		245,053
INDUSTRIAL REITs—7.7%
AMB Property Corp.	1,523	77,064
ProLogis	1,421	84,336
Total Industrial REITs		161,400
OFFICE REITs—7.9%
Corporate Office Properties Trust	2,632	84,302
Digital Realty Trust, Inc.	2,250	80,393
Total Office REITs		164,695
REAL ESTATE MANAGEMENT & DEVELOPMENT—4.3%
Brookfield Properties Corp. (Canada)	4,426	89,892
RESIDENTIAL REITs—7.9%
Education Realty Trust, Inc.	7,599	89,516
GMH Communities Trust	14,339	75,710
Total Residential REITs		165,226
RETAIL REITs—19.0%
Acadia Realty Trust	3,141	78,682
Macerich (The) Co.	1,167	79,788
National Retail Properties, Inc.	3,604	81,883
Pennsylvania Real Estate Investment Trust	2,824	75,260
Taubman Centers, Inc.	1,640	82,245
Total Retail REITs		397,858
SPECIALIZED REITs—39.5%
DiamondRock Hospitality Co.	5,316	69,905
Entertainment Properties Trust	1,797	88,952
FelCor Lodging Trust, Inc.	5,287	71,427
Hospitality Properties Trust	2,582	87,659
LaSalle Hotel Properties	2,572	70,499
Medical Properties Trust, Inc.	8,558	108,173
National Health Investors, Inc.	2,762	81,645
Public Storage	1,119	87,562
Sunstone Hotel Investors, Inc.	4,451	74,065
Ventas, Inc.	1,997	88,267
Total Specialized REITs		828,154
Total Investments—98.0% (Cost $2,310,609)		$2,052,278
Other assets less liabilities—2.0%		41,637
Net Assets—100.0%		$2,093,915

COUNTRY BREAKDOWN AS OF JANUARY 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,962,386	93.7%
Canada	89,892	4.3
Total Investments	2,052,278	98.0
Other assets less liabilities	41,637	2.0
Net Assets	$2,093,915	100.0%

See Notes to Financial Statements.

Realty Funds, Inc.

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE KINGSTM EXCHANGE-TRADED FUND

January 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.8%
DIVERSIFIED REITs—8.3%
PS Business Parks, Inc.	3,331	$167,383
Vornado Realty Trust	2,018	182,427
Total Diversified REITs		349,810
INDUSTRIAL REITs—7.8%
AMB Property Corp.	3,106	157,164
ProLogis	2,898	171,996
Total Industrial REITs		329,160
OFFICE REITs—23.7%
Alexandria Real Estate Equities, Inc.	1,715	168,464
Boston Properties, Inc.	1,756	161,412
Corporate Office Properties Trust	5,368	171,937
Digital Realty Trust, Inc.	4,588	163,929
Douglas Emmett, Inc.	7,536	172,198
SL Green Realty Corp.	1,814	168,357
Total Office REITs		1,006,297
REAL ESTATE MANAGEMENT & DEVELOPMENT—4.3%
Brookfield Properties Corp. (Canada)	9,026	183,318
RESIDENTIAL REITs—3.9%
Equity Lifestyle Properties, Inc.	3,801	165,990
RETAIL REITs—31.4%
Alexander's, Inc.*	459	160,696
CBL & Associates Properties, Inc.	7,075	188,053
General Growth Properties, Inc.	4,260	155,575
Kimco Realty Corp.	4,682	167,662
Pennsylvania Real Estate Investment Trust	5,758	153,451
Simon Property Group, Inc.	1,950	170,294
Tanger Factory Outlet Centers, Inc.	4,541	170,605
Taubman Centers, Inc.	3,344	167,702
Total Retail REITs		1,334,038
SPECIALIZED REITs—19.4%
FelCor Lodging Trust, Inc.	10,781	145,651
Host Hotels & Resorts, Inc.	9,956	166,663
Public Storage	2,283	178,645
Sunstone Hotel Investors, Inc.	9,077	151,041
Ventas, Inc.	4,073	180,027
Total Specialized REITs		822,027
Total Investments—98.8% (Cost $4,922,638)		$4,190,640
Other assets less liabilities—1.2%		52,329
Net Assets—100.0%		$4,242,969

* Non-income producing security.

COUNTRY BREAKDOWN AS OF JANUARY 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$4,007,322	94.5%
Canada	183,318	4.3
Total Investments	4,190,640	98.8
Other assets less liabilities	52,329	1.2
Net Assets	$4,242,969	100.0%

See Notes to Financial Statements.

Realty Funds, Inc.

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE SHELTERTM EXCHANGE-TRADED FUND

January 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.3%
DIVERSIFIED REITs—4.6%
Colonial Properties Trust	3,765	$92,770
HOTELS, RESORTS & CRUISE LINES—8.3%
Marriott International, Inc., Class A	2,403	86,412
Starwood Hotels & Resorts Worldwide, Inc.	1,783	80,681
Total Hotels, Resorts & Cruise Lines		167,093
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.6%
Forest City Enterprises, Inc., Class A	1,843	73,444
RESIDENTIAL REITs—54.1%
American Campus Communities, Inc.	2,898	83,607
Apartment Investment & Management Co., Class A	2,254	89,349
AvalonBay Communities, Inc.	850	79,858
BRE Properties, Inc.	1,965	85,654
Camden Property Trust	1,722	84,981
Equity Lifestyle Properties, Inc.	1,761	76,903
Equity Residential	2,202	82,377
Essex Property Trust, Inc.	827	85,685
Home Properties, Inc.	1,768	84,846
Mid-America Apartment Communities, Inc.	1,896	86,856
Post Properties, Inc.	2,118	89,528
Sun Communities, Inc.	3,753	72,545
UDR, Inc.	3,980	90,862
Total Residential REITs		1,093,051
SPECIALIZED REITs—27.7%
Ashford Hospitality Trust	10,440	65,250
DiamondRock Hospitality Co.	5,023	66,052
FelCor Lodging Trust, Inc.	4,996	67,496
Hospitality Properties Trust	2,439	82,804
Host Hotels & Resorts, Inc.	4,614	77,238
Lasalle Hotel Properties	2,431	66,634
Strategic Hotels & Resorts, Inc.	4,459	63,987
Sunstone Hotel Investors, Inc.	4,206	69,988
Total Specialized REITs		559,449
Total Investments—98.3% (Cost $2,488,742)		$1,985,807
Other assets less liabilities—1.7%		35,420
Net Assets—100.0%		$2,021,227

COUNTRY BREAKDOWN AS OF JANUARY 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,985,807	98.3%
Total Investments	1,985,807	98.3
Other assets less liabilities	35,420	1.7
Net Assets	$2,021,227	100.0%

See Notes to Financial Statements.

Realty Funds, Inc.

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE VALUETM EXCHANGE-TRADED FUND

January 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.0%
DIVERSIFIED REITs—8.9%
Colonial Properties Trust	3,849	$94,839
Liberty Property Trust	2,797	89,812
Total Diversified REITs		184,651
INDUSTRIAL REITs—3.9%
First Potomac Realty Trust	4,688	81,524
OFFICE REITs—15.9%
BioMed Realty Trust, Inc.	3,456	79,764
Boston Properties, Inc.	832	76,477
Brandywine Realty Trust	4,579	86,315
HRPT Properties Trust	10,798	85,844
Total Office REITs		328,400
RESIDENTIAL REITs—20.1%
American Campus Communities, Inc.	2,963	85,483
Camden Property Trust	1,760	86,856
Equity Residential	2,251	84,210
Home Properties, Inc.	1,808	86,766
Sun Communities, Inc.	3,837	74,169
Total Residential REITs		417,484
RETAIL REITs—30.9%
CBL & Associates Properties, Inc.	3,352	89,095
Developers Diversified Realty Corp.	2,075	85,386
Equity One, Inc.	3,457	81,620
Getty Realty Corp.	2,993	78,716
Glimcher Realty Trust	5,683	75,357
Inland Real Estate Corp.	5,452	72,948
Kimco Realty Corp.	2,218	79,427
Regency Centers Corp.	1,262	77,525
Total Retail REITs		640,074
SPECIALIZED REITs—18.3%
Ashford Hospitality Trust	10,673	66,706
Healthcare Realty Trust, Inc.	3,227	83,353
OMEGA Healthcare Investors, Inc.	5,133	84,694
Strategic Hotels & Resorts, Inc.	4,559	65,422
U-Store-It Trust	8,409	80,054
Total Specialized REITs		380,229
Total Investments—98.0% (Cost $2,269,650)		$2,032,362
Other assets less liabilities—2.0%		41,467
Net Assets—100.0%		$2,073,829

COUNTRY BREAKDOWN AS OF JANUARY 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$2,032,362	98.0%
Total Investments	2,032,362	98.0
Other assets less liabilities	41,467	2.0
Net Assets	$2,073,829	100.0%

See Notes to Financial Statements.

Realty Funds, Inc.

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE YIELD PLUSTM EXCHANGE-TRADED FUND

January 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.6%
DIVERSIFIED REITs—8.1%
PS Business Parks, Inc.	1,658	$83,315
Vornado Realty Trust	1,004	90,761
Total Diversified REITs		174,076
HOTELS, RESORTS & CRUISE LINES—8.7%
Marcus (The) Corp.	5,355	94,837
Marriott International, Inc., Class A	2,581	92,813
Total Hotels, Resorts & Cruise Lines		187,650
INDUSTRIAL REITs—4.0%
First Potomac Realty Trust	4,924	85,628
OFFICE REITs—11.8%
Alexandria Real Estate Equities, Inc.	853	83,790
Corporate Office Properties Trust	2,671	85,553
SL Green Realty Corp.	903	83,807
Total Office REITs		253,150
REAL ESTATE MANAGEMENT & DEVELOPMENT—11.6%
Brookfield Properties Corp. (Canada)	4,491	91,212
Forest City Enterprises, Inc., Class A	1,979	78,863
MI Developments, Inc., Class A (Canada)	3,141	78,337
Total Real Estate Management & Development		248,412
RETAIL REITs—31.1%
Acadia Realty Trust	3,187	79,834
CBL & Associates Properties, Inc.	3,520	93,562
Developers Diversified Realty Corp.	2,179	89,666
General Growth Properties, Inc.	2,120	77,422
Kimco Realty Corp.	2,330	83,437
Realty Income Corp.	3,068	74,798
Simon Property Group, Inc.	971	86,788
Taubman Centers, Inc.	1,664	83,449
Total Retail REITs		668,956
SPECIALIZED REITs—23.3%
Entertainment Properties Trust	1,824	90,289
FelCor Lodging Trust, Inc.	5,365	72,481
LTC Properties, Inc.	3,363	87,606
National Health Investors, Inc.	2,803	82,857
Rayonier, Inc.	1,826	77,276
Ventas, Inc.	2,027	89,593
Total Specialized REITs		500,102
Total Investments—98.6% (Cost $2,448,825)		$2,117,974
Other assets less liabilities—1.4%		30,273
Net Assets—100.0%		$2,148,247

COUNTRY BREAKDOWN AS OF JANUARY 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,948,425	90.7%
Canada	169,549	7.9
Total Investments	2,117,974	98.6
Other assets less liabilities	30,273	1.4
Net Assets	$2,148,247	100.0%

See Notes to Financial Statements.

Realty Funds, Inc.

PORTFOLIO OF INVESTMENTS

ADELANTE SHARES RE COMPOSITETM EXCHANGE-TRADED FUND

January 31, 2008 (Unaudited)

	Shares	Market Value
COMMON STOCKS—98.2%
DIVERSIFIED REITs—8.0%
Colonial Properties Trust	2,402	$59,186
Liberty Property Trust	1,746	56,064
PS Business Parks, Inc.	985	49,496
Total Diversified REITs		164,746
HOTELS, RESORTS & CRUISE LINES—2.7%
Marriott International, Inc., Class A	1,533	55,127
INDUSTRIAL REITs—7.1%
AMB Property Corp.	918	46,451
First Industrial Realty Trust, Inc.	1,433	49,911
ProLogis	857	50,863
Total Industrial REITs		147,225
OFFICE REITs—2.2%
Duke Realty Corp.	1,968	46,524
REAL ESTATE MANAGEMENT & DEVELOPMENT—7.1%
Brookfield Properties Corp. (Canada)	2,668	54,187
Forest City Enterprises, Inc., Class A	1,176	46,864
MI Developments, Inc., Class A (Canada)	1,866	46,538
Total Real Estate Management & Development		147,589
RESIDENTIAL REITs—23.4%
American Campus Communities, Inc.	1,849	53,344
Apartment Investment & Management Co., Class A	1,439	57,042
AvalonBay Communities, Inc.	542	50,921
Camden Property Trust	1,098	54,186
Equity Lifestyle Properties, Inc.	1,124	49,085
Equity Residential	1,405	52,561
Home Properties, Inc.	1,128	54,133
Mid-America Apartment Communities, Inc.	1,210	55,430
UDR, Inc.	2,539	57,965
Total Residential REITs		484,667
RETAIL REITs—24.2%
Alexander's, Inc.*	136	47,614
CBL & Associates Properties, Inc.	2,091	55,578
Developers Diversified Realty Corp.	1,294	53,248
Equity One, Inc.	2,157	50,927
General Growth Properties, Inc.	1,259	45,979
Kimco Realty Corp.	1,384	49,561
Macerich (The) Co.	703	48,064
Pennsylvania Real Estate Investment Trust	1,702	45,358
Simon Property Group, Inc.	577	51,572
Weingarten Realty Investors	1,562	52,514
Total Retail REITs		500,415
SPECIALIZED REITs—23.5%
FelCor Lodging Trust, Inc.	3,187	43,056
Healthcare Realty Trust, Inc.	2,014	52,022
Hospitality Properties Trust	1,556	52,826
Host Hotels & Resorts, Inc.	2,943	49,266
National Health Investors, Inc.	1,665	49,217
Public Storage	675	52,819
Strategic Hotels & Resorts, Inc.	2,845	40,826
Sunstone Hotel Investors, Inc.	2,684	44,662

	Shares	Market Value
SPECIALIZED REITs (Continued)
U-Store-It Trust	5,247	$49,951
Ventas, Inc.	1,204	53,217
Total Specialized REITs		487,862
Total Investments—98.2% (Cost $2,421,082)		$2,034,155
Other assets less liabilities—1.8%		36,602
Net Assets—100.0%		$2,070,757

* Non-income producing security.

COUNTRY BREAKDOWN AS OF JANUARY 31, 2008 (Unaudited)

	Market Value	% of Net Assets
United States	$1,933,430	93.4%
Canada	100,725	4.8
Total Investments	2,034,155	98.2
Other assets less liabilities	36,602	1.8
Net Assets	$2,070,757	100.0%

See Notes to Financial Statements.

Realty Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2008 (Unaudited)

	ADELANTE SHARES RE CLASSICSTM EXCHANGE-TRADED FUND	ADELANTE SHARES RE GROWTHTM EXCHANGE-TRADED FUND	ADELANTE SHARES RE KINGSTM EXCHANGE-TRADED FUND	ADELANTE SHARES RE SHELTERTM EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$2,102,213	$2,052,278	$4,190,640	$1,985,807
Cash	20,851	15,670	29,945	16,270
Receivables:
From investment advisor	50,513	50,513	50,513	50,513
Investment securities sold	—	—	—	—
Dividends	3,201	5,234	3,451	2,276
Other assets	815	3,711	3,838	846
Total Assets	2,177,593	2,127,406	4,278,387	2,055,712
LIABILITIES:
Payables:
Capital shares purchased	—	—	—	—
Investment advisory fees	4,540	7,132	9,217	4,401
Accrued expenses and other liabilities	30,116	26,359	26,201	30,084
Total Liabilities	34,656	33,491	35,418	34,485
NET ASSETS	$2,142,937	$2,093,915	$4,242,969	$2,021,227
NET ASSETS CONSIST OF:
Paid-in capital	$2,516,670	$2,826,721	$4,990,265	$2,513,975
Undistributed net investment income	23,745	23,335	27,160	24,452
Net realized loss on investments	(8,626)	(497,810)	(42,458)	(14,265)
Net unrealized depreciation on investments	(388,852)	(258,331)	(731,998)	(502,935)
Net Assets	$2,142,937	$2,093,915	$4,242,969	$2,021,227
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$21.31	$20.82	$21.15	$20.10
Number of Common Shares outstanding (17,500,000,000 Common Shares have been authorized)	100,571	100,571	200,571	100,571
Investments at cost	$2,491,065	$2,310,609	$4,922,638	$2,488,742

See Notes to Financial Statements.

	ADELANTE SHARES RE VALUETM EXCHANGE-TRADED FUND	ADELANTE SHARES RE YIELD PLUSTM EXCHANGE-TRADED FUND	ADELANTE SHARES RE COMPOSITETM EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$2,032,362	$2,117,974	$2,034,155
Cash	15,144	10,134	30,569
Receivables:
From investment advisor	50,513	50,513	50,513
Investment securities sold	—	—	2,043,738
Dividends	5,777	3,452	2,392
Other assets	3,563	832	3,673
Total Assets	2,107,359	2,182,905	4,165,040
LIABILITIES:
Payables:
Capital shares purchased	—	—	2,058,992
Investment advisory fees	6,994	4,563	8,890
Accrued expenses and other liabilities	26,536	30,095	26,401
Total Liabilities	33,530	34,658	2,094,283
NET ASSETS	$2,073,829	$2,148,247	$2,070,757
NET ASSETS CONSIST OF:
Paid-in capital	$2,885,068	$2,501,628	$2,950,963
Undistributed net investment income	34,667	14,945	30,928
Net realized loss on investments	(608,618)	(37,475)	(524,207)
Net unrealized depreciation on investments	(237,288)	(330,851)	(386,927)
Net Assets	$2,073,829	$2,148,247	$2,070,757
NET ASSET VALUE, per Common Share (par value $0.0001 per Common Share)	$20.62	$21.36	$20.59
Number of Common Shares outstanding (17,500,000,000 Common Shares have been authorized)	100,571	100,571	100,571
Investments at cost	$2,269,650	$2,448,825	$2,421,082

See Notes to Financial Statements.

Realty Funds, Inc.

STATEMENTS OF OPERATIONS

	ADELANTE SHARES RE CLASSICS(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE GROWTH(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE KINGS(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE SHELTER(TM) EXCHANGE-TRADED FUND
	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)
INVESTMENT INCOME:
Dividends	$50,122	$50,969	$70,467	$44,425
Foreign withholding taxes	(86)	(172)	(172)	—
Total investment income	50,036	50,797	70,295	44,425
EXPENSES:
Professional fees	21,440	21,440	21,440	21,440
Compliance	12,702	12,702	12,702	12,702
Directors	6,532	6,532	6,532	6,532
Advisory fees	4,540	7,132	9,217	4,401
Listing fees	4,610	4,610	4,610	4,610
Printing	2,032	2,032	2,032	2,032
Other expenses	3,469	3,469	3,469	3,469
Total Expenses	55,325	57,917	60,002	55,186
Less fees waived:
Advisory	(4,540)	(7,132)	(9,217)	(4,401)
Other fees assumed by the Advisor	(45,973)	(43,381)	(41,296)	(46,112)
Net Expenses	4,812	7,404	9,489	4,673
NET INVESTMENT INCOME	45,224	43,393	60,806	39,752
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Investment transactions	(6,835)	(154,515)	(41,339)	(8,155)
In-kind redemptions	—	(338,432)	—	—
Net realized loss	(6,835)	(492,947)	(41,339)	(8,155)
Net unrealized depreciation on investments	(388,852)	(258,331)	(731,998)	(502,935)
Net realized and unrealized loss	(395,687)	(751,278)	(773,337)	(511,090)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(350,463)	$(707,885)	$(712,531)	$(471,338)

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	ADELANTE SHARES RE VALUE(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE YIELD PLUS(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE COMPOSITE(TM) EXCHANGE-TRADED FUND
	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)
INVESTMENT INCOME:
Dividends	$65,650	$34,956	$71,605
Foreign withholding taxes	—	(155)	(193)
Total investment income	65,650	34,801	71,412
EXPENSES:
Professional fees	21,440	21,440	21,440
Compliance	12,702	12,702	12,702
Directors	6,532	6,532	6,532
Advisory fees	6,994	4,563	8,890
Listing fees	4,610	4,610	4,610
Printing	2,032	2,032	2,032
Other expenses	3,469	3,469	3,469
Total Expenses	57,779	55,348	59,675
Less fees waived:
Advisory	(6,994)	(4,563)	(8,890)
Other fees assumed by the Advisor	(43,519)	(45,950)	(41,623)
Net Expenses	7,266	4,835	9,162
NET INVESTMENT INCOME	58,384	29,966	62,250
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Investment transactions	(206,737)	(32,700)	(184,801)
In-kind redemptions	(396,666)	—	(331,332)
Net realized loss	(603,403)	(32,700)	(516,133)
Net unrealized depreciation on investments	(237,288)	(330,851)	(386,927)
Net realized and unrealized loss	(840,691)	(363,551)	(903,060)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(782,307)	$(333,585)	$(840,810)

See Notes to Financial Statements.

Realty Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	ADELANTE SHARES RE CLASSICS(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE GROWTH(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE KINGS(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE SHELTER(TM) EXCHANGE-TRADED FUND
	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)
OPERATIONS:
Net investment income	$45,224	$43,393	$60,806	$39,752
Net realized loss on investments	(6,835)	(492,947)	(41,339)	(8,155)
Unrealized depreciation on investments	(388,852)	(258,331)	(731,998)	(502,935)
Net decrease in net assets resulting from operations	(350,463)	(707,885)	(712,531)	(471,338)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,479)	(20,058)	(33,646)	(15,300)
Net realized gain	(1,791)	(4,863)	(1,119)	(6,110)
	(23,270)	(24,921)	(34,765)	(21,410)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,516,670	4,982,796	4,990,265	2,513,975
Value of shares repurchased	—	(2,156,075)	—	—
Net increase in net assets resulting from shareholder transactions	2,516,670	2,826,721	4,990,265	2,513,975
Net increase in net assets	2,142,937	2,093,915	4,242,969	2,021,227
NET ASSETS:
Beginning of Period	—	—	—	—
End of Period	$2,142,937	$2,093,915	$4,242,969	$2,021,227
Undistributed net investment income at end of period	$23,745	$23,335	$27,160	$24,452
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,571	200,571	200,571	100,571
Shares repurchased	—	(100,000)	—	—
Shares outstanding, end of period	100,571	100,571	200,571	100,571

  *  Commencement of Investment Operations.

See Notes to Financial Statements.

	ADELANTE SHARES RE VALUE(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE YIELD PLUS(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE COMPOSITE(TM) EXCHANGE-TRADED FUND
	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)
OPERATIONS:
Net investment income	$58,384	$29,966	$62,250
Net realized loss on investments	(603,403)	(32,700)	(516,133)
Unrealized depreciation on investments	(237,288)	(330,851)	(386,927)
Net decrease in net assets resulting from operations	(782,307)	(333,585)	(840,810)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,717)	(15,021)	(31,322)
Net realized gain	(5,215)	(4,775)	(8,074)
	(28,932)	(19,796)	(39,396)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,991,652	2,501,628	5,009,954
Value of shares repurchased	(2,106,584)	—	(2,058,991)
Net increase in net assets resulting from shareholder transactions	2,885,068	2,501,628	2,950,963
Net increase in net assets	2,073,829	2,148,247	2,070,757
NET ASSETS:
Beginning of Period	—	—	—
End of Period	$2,073,829	$2,148,247	$2,070,757
Undistributed net investment income at end of period	$34,667	$14,945	$30,928
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—
Shares sold	200,571	100,571	200,571
Shares repurchased	(100,000)	—	(100,000)
Shares outstanding, end of period	100,571	100,571	100,571

See Notes to Financial Statements.

Realty Funds, Inc.

FINANCIAL HIGHLIGHTS

	ADELANTE SHARES RE CLASSICS(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE GROWTH(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE KINGS(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE SHELTER(TM) EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)
Net Asset Value, beginning of period	$24.98	$24.69	$24.86	$24.80
Income from Investment Operations:
Net investment income**	0.45	0.27	0.30	0.40
Net realized and unrealized loss on investments**	(3.89)	(3.89)	(3.83)	(4.89)
Total from investment operations	(3.44)	(3.62)	(3.53)	(4.49)
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.20)	(0.17)	(0.15)
Net realized capital gains	(0.02)	(0.05)	(0.01)	(0.06)
Total distributions	(0.23)	(0.25)	(0.18)	(0.21)
Net Asset Value, end of period	$21.31	$20.82	$21.15	$20.10
Total Return***	(13.75)%	(14.69)%	(14.24)%	(18.10)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,143	$2,094	$4,243	$2,021
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.61%	0.60%	0.60%	0.62%
Expenses, prior to expense reimbursements+	7.07%	4.71%	3.78%	7.27%
Net investment income+	5.78%	3.53%	3.83%	5.24%
Portfolio turnover rate++	9%	40%	13%	18%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by XShares.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

	ADELANTE SHARES RE VALUE(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE YIELD PLUS(TM) EXCHANGE-TRADED FUND	ADELANTE SHARES RE COMPOSITE(TM) EXCHANGE-TRADED FUND
For a Share outstanding throughout each period	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)	For the Period September 28, 2007* through January 31, 2008 (Unaudited)
Net Asset Value, beginning of period	$24.68	$24.81	$24.89
Income from Investment Operations:
Net investment income**	0.36	0.30	0.35
Net realized and unrealized loss on investments**	(4.13)	(3.55)	(4.45)
Total from investment operations	(3.77)	(3.25)	(4.10)
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.15)	(0.16)
Net realized capital gains	(0.05)	(0.05)	(0.04)
Total distributions	(0.29)	(0.20)	(0.20)
Net Asset Value, end of period	$20.62	$21.36	$20.59
Total Return***	(15.27)%	(13.12)%	(16.49)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,074	$2,148	$2,071
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.60%	0.61%	0.60%
Expenses, prior to expense reimbursements+	4.79%	7.04%	3.89%
Net investment income+	4.84%	3.81%	4.06%
Portfolio turnover rate++	48%	22%	37%

See Notes to Financial Statements.

Realty Funds, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Realty Funds, Inc. (the "Company") was organized as a Maryland Corporation on April 13, 2007 and is registered under the Investment Company Act of 1940, as amended (the "Act").

As of January 31, 2008, the following seven (7) series of exchange-traded funds ("ETF") (each a "Fund" and collectively, the "Funds") were in operation and trading:

Adelante Shares RE Classics(TM) Exchange-Traded Fund	"Adelante Shares RE ClassicsTM ETF"

Adelante Shares RE Growth(TM) Exchange-Traded Fund	"Adelante Shares RE GrowthTM ETF"

Adelante Shares RE Kings(TM) Exchange-Traded Fund	"Adelante Shares RE KingsTM ETF"

Adelante Shares RE Shelter(TM) Exchange-Traded Fund	"Adelante Shares RE ShelterTM ETF"

Adelante Shares RE Value(TM) Exchange-Traded Fund	"Adelante Shares RE ValueTM ETF"

Adelante Shares RE Yield Plus(TM) Exchange-Traded Fund	"Adelante Shares RE Yield PlusTM ETF"

Adelante Shares RE Composite(TM) Exchange-Traded Fund	"Adelante Shares RE CompositeTM ETF"

XShares Advisors LLC (the "Advisor") serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the "Underlying Index"). The Underlying Indexes, which were created by Adelante Shares LLC ("Adelante"), have been designed to track issuers within the commercial real estate industry which reflect the following investment characteristics:

Fund	Index
Adelante Shares RE ClassicsTM ETF	Adelante Shares RE Classics Index: This Index focuses on non-shelter commercial real estate (all commercial real estate except multifamily, manufactured home or hotel/lodging).

Adelante Shares RE GrowthTM ETF	Adelante Shares RE Growth Index: This Index focuses on growth.

Adelante Shares RE KingsTM ETF	Adelante Shares RE Kings Index: This Index focuses on low dividend payout ratios.

Adelante Shares RE ShelterTM ETF	Adelante Shares RE Shelter Index: This Index focuses on the multifamily, manufactured home and hotel/lodging sectors.

Adelante Shares RE ValueTM ETF	Adelante Shares RE Value Index: This Index focuses on value.

Adelante Shares RE Yield PlusTM ETF	Adelante Shares RE Yield Plus Index: This Index focuses on dividend payouts relative to inflation rates.

Adelante Shares RE CompositeTM ETF	Adelante Shares RE Composite Index: This Index is designed to be a composite of the other Underlying Indexes.

Adelante is a wholly owned subsidiary of ACM Acquisition LLC, which has a small ownership interest in the Advisor's parent, XShares Group LLC. Adelante is not a promoter of the Company or an affiliate of either the Advisor or the Company.

Each Fund offers shares, known as Adelante Shares(TM) that are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 100,000 shares; each called a "Creation Unit." Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. A minimum transaction fee of $500 per creation unit is charged to those persons creating or redeeming Creation Units.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  Security Valuation The net asset value, or NAV, of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding. When calculating the NAV of the Funds' shares, stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund's cash are valued on the basis of amortized cost.

B.  Fair Value When reliable market quotations are not readily available, securities are priced at their fair value. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Fair-value prices are determined by a committee (the "Pricing Committee") according to procedures adopted by BNY Investment Advisors ("BNY"). BNY was delegated by the Board of Directors to perform this function. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

C.  Securities Transactions Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-methods. Corporate actions (including cash dividends) are recorded on the ex-date.

D.  Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E.  Dividends and Distributions to Shareholders It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

F.  Expenses Expenses that are directly related to each of the Funds are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Adelante Shares LLC and the Advisor and a sub-licensing agreement between the Advisor and the Company. There is no charge to the Funds in connection with these licensing agreements. Expenses related to the initial organization, registration and offering of the Funds are borne by the Advisor.

G.  Taxes On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management has evaluated the implications of FIN 48 and there is no material impact on the financial statements for the period ended January 31, 2008.

H.  Short-Term Investments Each Fund may invest in short-term instruments, which include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign

Realty Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

I.  Security Lending Each Fund may lend portfolio securities to certain qualified institutional investors (typically brokers, dealers, banks, or other financial institutions). The loans are collateralized at all time by cash and/or high grade debt obligations in an amount at least equal to 105% of the current market value of the loaned securities and that collateral is marked to market daily. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the collateral received. The Funds will pay reasonable administration and custodial fees in connection with the loan of securities. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation.

The securities lending income earned by the Funds, if any, is disclosed on the Statements of Operations.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Advisor to the Funds has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors. Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds. The Investment Advisory Agreement has an initial term of two years and can be terminated with sixty days' written notice when authorized either by a majority vote of each Fund's outstanding voting shares or by a vote of a majority of the Company's Board of Directors.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The management fee is calculated daily and paid monthly in arrears. Out of the management fee, the Advisor pays all fees and expenses of the Sub-Advisor, Transfer Agent, Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees, if applicable), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.58% (per annum) of each Fund's average daily net assets. The fee is accrued daily and paid monthly in arrears.

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding, among other things, Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit each Fund's Net Annual Operating Expenses to 0.58% of the Fund's average net assets (the "Expense Cap"). For the period ended January 31, 2008, the "Outside the Cap" expenses on taxes amounted to 0.04% for Adelante Shares RE ClassicsTM ETF, 0.03% for Adelante Shares RE GrowthTM ETF, 0.02% for Adelante Shares RE KingsTM ETF, 0.04% for Adelante Shares RE ShelterTM ETF, 0.03% for Adelante Shares RE ValueTM ETF, 0.04% for Adelante Shares RE Yield PlusTM ETF, and 0.02% for Adelante Shares RE CompositeTM ETF of each Funds' average daily net assets. The Expense Cap will remain in effect until at least December 31, 2008. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

For the period ended January 31, 2008, the advisory fee waiver and expenses assumed by the Advisor were as follows:

	Advisory Fee Waiver	Expenses Assumed by the Advisor
Adelante Shares RE ClassicsTM ETF	$4,540	$45,973
Adelante Shares RE GrowthTM ETF	7,132	43,381
Adelante Shares RE KingsTM ETF	9,217	41,296
Adelante Shares RE ShelterTM ETF	4,401	46,112
Adelante Shares RE ValueTM ETF	6,994	43,519
Adelante Shares RE Yield PlusTM ETF	4,563	45,950
Adelante Shares RE CompositeTM ETF	8,890	41,623

The amounts subject to reimbursement to the Advisor at January 31, 2008 were as follows:

	Reimbursements available through:
	01/31/2008	01/31/2009	01/31/2010
Adelante Shares RE ClassicsTM ETF	$50,513	$50,513	$50,513
Adelante Shares RE GrowthTM ETF	50,513	50,513	50,513
Adelante Shares RE KingsTM ETF	50,513	50,513	50,513
Adelante Shares RE ShelterTM ETF	50,513	50,513	50,513
Adelante Shares RE ValueTM ETF	50,513	50,513	50,513
Adelante Shares RE Yield PlusTM ETF	50,513	50,513	50,513
Adelante Shares RE CompositeTM ETF	50,513	50,513	50,513

BNY, a separate identifiable division of The Bank of New York Mellon Corporation, acts as investment sub-advisor to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Advisor will be responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and Sub-Advisor from time to time.

In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

• 10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and

• 5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

There is a minimum annual fee of $35,000 per Fund.

The Funds have multiple service agreements with The Bank of New York ("BONY"). Under the servicing agreements, BONY will perform custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BONY is responsible for the custody of the Funds' assets. As administrator, BONY is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BONY is responsible for performing transfer agency services for the Funds. BONY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. Each Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made by the Fund. The Board of Directors of the Company has determined that for each Fund no such payments will be made for the twelve month period following commencement of operations.

The Board is currently comprised of four Directors, of whom three Directors are not "interested" persons of the Company or the Advisor, as defined under the 1940 Act ("Disinterested Directors"). The Company pays each Disinterested Director an annual fee of $30,000, plus a fee for the attendance of each meeting. Each Disinterested Director will also receive $1,000 per

Realty Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Audit Committee meeting attended. The Company reimburses each Director for their costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board. Directors' fees and expenses are allocated among the Funds based on each Fund's relative average net assets.

4. FEDERAL INCOME TAXES

As of January 31, 2008, the cost of investments for federal income tax purposes were substantially the same as for book purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Adelante Shares RE ClassicsTM ETF	$2,491,065	$(388,852)	$9,254	$(398,106)
Adelante Shares RE GrowthTM ETF	2,310,609	(258,331)	8,237	(266,568)
Adelante Shares RE KingsTM ETF	4,922,638	(731,998)	13,774	(745,772)
Adelante Shares RE ShelterTM ETF	2,488,742	(502,935)	9,424	(512,359)
Adelante Shares RE ValueTM ETF	2,269,650	(237,288)	12,659	(249,947)
Adelante Shares RE Yield PlusTM ETF	2,448,825	(330,851)	21,531	(352,382)
Adelante Shares RE CompositeTM ETF	2,421,082	(386,927)	6,274	(393,201)

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the period ended January 31, 2008, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Adelante Shares RE ClassicsTM ETF	$213,534	$218,031
Adelante Shares RE GrowthTM ETF	1,498,646	1,502,729
Adelante Shares RE KingsTM ETF	584,891	588,871
Adelante Shares RE ShelterTM ETF	402,732	405,523
Adelante Shares RE ValueTM ETF	1,762,862	1,763,332
Adelante Shares RE Yield PlusTM ETF	504,994	510,738
Adelante Shares RE CompositeTM ETF	1,503,792	1,511,128

For the period ended January 31, 2008, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Adelante Shares RE ClassicsTM ETF	$2,502,398	$—
Adelante Shares RE GrowthTM ETF	4,957,257	2,149,617
Adelante Shares RE KingsTM ETF	4,967,958	—
Adelante Shares RE ShelterTM ETF	2,499,687	—
Adelante Shares RE ValueTM ETF	4,968,479	2,094,956
Adelante Shares RE Yield PlusTM ETF	2,487,270	—
Adelante Shares RE CompositeTM ETF	4,988,289	2,043,738

6. CAPITAL SHARE TRANSACTIONS

As of January 31, 2008, there were 17.5 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's Underlying Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company's maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENT

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

Realty Funds, Inc.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENT AND MANAGEMENT FEES

At the Organizational Meeting of the Board of Directors (the "Board") of Realty Funds, Inc. the ("Company") held on September 6, 2007, the Board, including a majority of the "non-interested" directors (as defined in the Investment Company Act of 1940), unanimously determined to approve the Company's Investment Advisory Agreement with XShares Advisors LLC (the "Advisor") and the Sub-Advisory Agreement with BNY Investment Advisors (the "Sub-Advisor"). Each of the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements") has an initial term of two years and would continue year to year thereafter, subject to Board approval. Prior to the Meeting, the Board received and reviewed substantial information regarding the Company and the Funds, the Advisor and the Sub-Advisor, and the services to be provided by the Advisor and the Sub-Advisor to the Company and its Funds under the Agreements. This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board's approval of the Agreements.

1.  The nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor.

The Board reviewed in detail the nature and extent of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. The Board noted that these services will include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing certain reports on behalf of the Company. The Board appreciated the relatively unique nature of the Funds, as exchange-traded funds, and the background and experience of the Advisor's and Sub-Advisor's senior management, including those individuals responsible for portfolio management. The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Company's service providers. The Board noted that, in addition to managing the investment program for the Funds, the Advisor will provide certain non-advisory services.

The Board also considered that the Advisor will pay for the compensation of officers or employees of the Company who are also officers or employees of the Advisor, except as may otherwise be determined by the Board. The Board evaluated these factors in consultation with counsel. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor to the Funds under the Advisory Agreement were reasonable and appropriate in relation to the advisory fee, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of this unitary advisory fee will be used to compensate the Funds' service providers.

The Board also considered the Sub-Advisor's operational capabilities and resources, and the Sub-Advisor's experience in serving as an adviser to exchange-traded funds, noting that the Sub-Advisor currently provides investment advisory and management services to other exchange-traded funds. The Board also noted that The Bank of New York, an affiliate of the Sub-Advisor, was proposed to serve as the Funds' administrator, accountant, custodian and transfer agent and will receive compensation for acting in these capacities and will be responsible for, among other things, coordinating the Funds' audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and acting as custodian for Fund assets. In this regard, the Board concluded that the benefits accruing to the Sub-Advisor and its affiliates by virtue of their relationship with the Funds are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that the Advisor, not the Funds, pays the fees to the Sub-Advisor under the Sub-Advisory Agreement.

2.  The performance of the Funds, the Advisor and the Sub-Advisor.

Since the Funds had not yet commenced operations, it was not possible for the Board to consider the performance of the Funds, the Advisor and the Sub-Advisor. In connection with its assessment of the ability of the Advisor and the Sub-Advisor to perform their duties under the Agreements, the Board considered the Advisor's and Sub-Advisor's financial condition and whether they had the resources necessary to carry out their functions under the Agreements. The Board concluded that the Advisor and the Sub-Advisor had the financial resources necessary to perform their obligations under the Agreements.

3.  The cost of the advisory services and the profits to the Advisor, Sub-Advisor, and their affiliates from their relationship with the Funds.

The Board considered the proposed level of the advisory fee for each Fund against a sample of advisory fees charged by other exchange-traded funds. The Board also considered comparative non-management fee expenses and comparative total fund expenses of the Funds against a sample universe of other exchange-traded funds provided with the materials that had been distributed to each of the Directors in advance of the meeting (the "Board Materials"). The Board considered that this type of information would be useful in assessing whether the Advisor and the Sub-Advisor would be providing services at a cost that was competitive with other exchange-traded funds. The Board concluded that the contract rate advisory fee and total fund expenses for each of the Funds was reasonable, but noted that the advisory fees charged by the Funds were at the higher end of the range as compared to the advisory fees charged by the other exchange-traded funds listed in the Board Materials, and further noted that the Funds' total fund expenses were also at the higher end of the range as compared to the comparative group of exchange-traded funds that also focus on the real estate industry. In assessing this information, the Directors considered both the gross fees as well as the level of fees after waivers and/or reimbursements.

4.  The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board's consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain of the Advisor's costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess whether economies of scale would be realized if the Funds were to experience significant growth. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5.  Other factors.

The Board also considered whether the Sub-Advisor would benefit in other ways from its relationship with the Funds, noting that the Sub-Advisor maintains no soft-dollar arrangements in connection with the Funds' brokerage transactions and that affiliates of the Sub-Advisor provide other services to the Funds.

Based on a consideration of all these factors in their totality, the Board, including the "non-interested" Directors, determined that each Fund's advisory fee, as well as the sub-advisory fee payable to the Sub-Advisor, was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the Agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Realty Funds, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund's portfolio securities, (and information on how the Funds will have voted proxies during the period ending June 30, 2008) is available without charge, upon request, (i) by calling 800-925-2870; (ii) on the Company's website at www.adelanteshares.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Company at 800-925-2870. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0104; or (iii) sending your request electronically to publicinfo@sec.gov. Information about each Fund's portfolio holdings is available daily at www.adelanteshares.com.

This Page is Intentionally Left Blank

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This material must be accompanied or preceded by a prospectus.

An Investor should consider the Funds' investment objectives, risks, charges and expenses carefully before investing.

There are risks involved with investing in exchange-traded funds ("ETFs") including possible loss of money.

Adelante SharesTM RE ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Adelante SharesTM RE ETFs are subject to increased risks associated with investing in a specific sector compared to a more diversified investment, as well as unique risks associated with the real estate sector. These risks include, but are not limited to, the fact that direct ownership of real estate is subject to fluctuations in the value of underlying properties, the impact of economic conditions on real estate values, the strength of specific industries, renting properties and defaults by borrowers or tenants. Real estate is a cyclical business, highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Changing interest rates and credit quality requirements may affect the cash flow of real estate companies and their ability to borrow or lend money or to meet capital needs.

The prospectus is not an offer to buy or sell the Funds' shares, nor are the Funds soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

Adelante SharesTM RE ETFs are distributed by ALPS Distributors, Inc., member of FINRA, which is not affiliated with Realty Funds, Inc. or any other affiliate.

Realty Funds, Inc.

INVESTMENT ADVISOR

XShares Advisors LLC
420 Lexington Avenue
Suite 2550
New York, NY 10170

INVESTMENT SUB-ADVISOR

BNY Investment Advisors
200 Park Avenue
8th Floor
New York, NY 10166

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York
101 Barclay Street
New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.
P.O. Box 328
Denver, CO 80201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Eisner LLP
750 Third Avenue
New York, NY 10017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022

Adelante Shares Exchange-Traded Funds

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Realty Funds, Inc.

By:	/s/ Anthony F. Dudzinski

Name:	Anthony F. Dudzinski

Title:	President

Date:	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony F. Dudzinski

Name:	Anthony F. Dudzinski

Title:	President

Date:	March 26, 2008

By:	/s/ James McCluskey

Name:	James McCluskey

Title:	Secretary and Treasurer

Date:	March 26, 2008